Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

Stock option transactions in the Plan are as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at January 1, 2012	—	$—
Granted	161,429	2.65	10.00
Forfeited	—	—
Exercised	—	—
Balance at December 31, 2012	161,429	$2.65	9.54
Granted	430,000	6.00	9.84
Forfeited	(15,753)	2.78	10
Exercised	(18,375)	0.09
Balance at December 31, 2013	557,301	$5.32	9.29
Exercisable at December 31, 2013	9,193	$2.77	8.61

Schedule of Fair Value of Each Option Award

The fair value of options issued for the year ended December 31, 2013 and 2012, were estimated to be $1.7 million and $0.3 million respectively, at the date of grant using a Black-Scholes option-pricing model using the following weighted average assumptions:

Volatility	75%
Expected lives	5.75 years
Expected dividend yield	—
Risk free rates	2.35%